Leases (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 16,819	$ 2,319	¥ 19,250
Operating lease liabilities, current	1,271	175	1,696
Operating lease liabilities, non-current	¥ 4,361	$ 601	¥ 4,789
Weighted average remaining lease terms	2 years 9 months 29 days	2 years 9 months 29 days	3 years 9 months 14 days
Weighted average discount rate	4.25%	4.25%	4.41%